Note 10 - Asset Retirement Obligations	12 Months Ended
Mar. 31, 2013
Asset Retirement Obligation Disclosure [Text Block]
Asset Retirement Obligation Disclosure [Text Block]
10.	ASSET RETIREMENT OBLIGATIONS

The asset retirement obligations are principally related to leasehold office premises and a data center which, at the end of the lease, the Company is contractually obligated to restore.

The movements in asset retirement obligations for the year ended March 31, 2012 and 2013 were as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Balance at beginning of the year	¥248,183	¥299,083	$3,176

Liabilities incurred	42,273	26,620	283
Liabilities settled	－	－	－
Accretion expense	8,627	8,882	94
Revision in estimated cash flows	－	－	－

Balance at end of the year	¥ 299,083	¥ 334,585	$3,553